GOODWILL AND OTHER INTANGIBLE ASSETS - Summary of intangible assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Definite lived intangibles, Gross	$ 103,339	$ 93,566	$ 93,645
Definite lived intangibles, Accumulated amortization	(69,878)	(67,825)	(59,310)
Definite lived intangibles, Net	33,461	25,741	34,335
Indefinite lived intangibles	120,036	110,240	110,319
Indefinite lived intangibles, Net	50,158	42,415	51,009
Tradenames
Finite-Lived Intangible Assets, Net [Abstract]
Indefinite lived intangibles	16,697	16,674	16,674
Indefinite lived intangibles, Net		16,674	16,674
Customer relationships
Finite-Lived Intangible Assets, Net [Abstract]
Definite lived intangibles, Gross	83,095	74,078	74,123
Definite lived intangibles, Accumulated amortization	(54,301)	(52,536)	(45,815)
Definite lived intangibles, Net	$ 28,794	$ 21,542	$ 28,308
Weighted Average Useful Life	11 years	11 years	11 years
Technology
Finite-Lived Intangible Assets, Net [Abstract]
Definite lived intangibles, Gross	$ 12,523	$ 11,978	$ 11,991
Definite lived intangibles, Accumulated amortization	(11,033)	(10,988)	(10,333)
Definite lived intangibles, Net	$ 1,490	$ 990	$ 1,658
Weighted Average Useful Life	7 years	7 years	7 years
Tradenames
Finite-Lived Intangible Assets, Net [Abstract]
Definite lived intangibles, Gross	$ 6,700	$ 6,473	$ 6,490
Definite lived intangibles, Accumulated amortization	(3,523)	(3,264)	(2,135)
Definite lived intangibles, Net	$ 3,177	$ 3,209	$ 4,355
Weighted Average Useful Life	4 years	4 years	4 years
Non-compete agreements
Finite-Lived Intangible Assets, Net [Abstract]
Definite lived intangibles, Gross	$ 1,021	$ 1,037	$ 1,041
Definite lived intangibles, Accumulated amortization	$ (1,021)	$ (1,037)	(1,027)
Definite lived intangibles, Net			$ 14
Weighted Average Useful Life	4 years	4 years	4 years